Other non-current liabilities Summary of Non-Current Liabilities (Parenthetical) (Detail) - 12 months ended Mar. 31, 2018	₨ / shares	$ / shares
Bottom of range [member]
Disclosure Of Other Non Current Liabilities [Line Items]
Put option exercise price | (per share)	₨ 49.0	$ 0.8